Issuance Of Units (Details) $ in Thousands	1 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($) shares	Jun. 30, 2015 USD ($) shares	Jun. 18, 2015 USD ($) shares	Nov. 30, 2014 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)	Nov. 18, 2014
Cash payments | $					$ 72,252	$ 0	$ 0
Line Of Credit | $	$ 126,000				$ 0	$ 126,000
Automatic Conversion Date					Jun. 30, 2018
Limited Partners Capital Account Units Outstanding	9,342,692				9,342,692	9,342,692
Subordinated Limited Partners Capital Account Units Outstanding	9,342,692				9,342,692	9,342,692
Subordinated Series A Limited Partners Capital Account Units Outstanding	0				1,592,920	0
General Partners Capital Account Units Outstanding	381,334				413,843	381,334
Subordinated Series A Limited Partners Capital Account Units Issued	0				1,592,920	0
General Partners Capital Account Units Issued	381,334				413,843	381,334
Proceeds From Partnership Contribution | $					$ 551	$ 0	$ 0
Line Of Credit
Line Of Credit | $	$ 126,000				$ 0	$ 126,000
Navios Acquisition
Limited Liability Company LLC Or Limited Partnership LP Managing Member Or General Partner Ownership Interest					2.00%
Limited Liability Company LLC Or Limited Partnership LP Members Or Limited Partners Ownership Interest				55.50%	2.00%
Navios Acquisition | Nave Celeste and C. Dream
Cash payments | $		$ 73,000
Business Combination Consideration Transferred Including Equity Interest In Acquiree Held Prior To Combination 1 | $		$ 100,000
Subordinated Series A Limited Partners Capital Account Units Issued		1,592,920
Initial Public Offering
Estimated Proceeds From Issuance Initial Public Offering | $				$ 110,403
Proceeds From Lines Of Credit | $				$ 104,451
Number Of Vessels								4
Subordinated Partner Units
Capital Account Units	9,342,692			9,342,692
Subordinated Partner Units | Navios Acquisition
Limited Liability Company LLC Or Limited Partnership LP Members Or Limited Partners Ownership Interest				49.00%	2.00%
Limited Partner Units
Capital Account Units	1,242,692			1,242,692
Limited Partner Units | Navios Acquisition
Limited Liability Company LLC Or Limited Partnership LP Members Or Limited Partners Ownership Interest				6.50%	60.85%
General Partner Units
Capital Account Units	381,334			381,334
Limited Liability Company LLC Or Limited Partnership LP Managing Member Or General Partner Ownership Interest				2.00%
General Partners Capital Account Units Issued			32,509
Proceeds From Partnership Contribution | $			$ 551